Stockolders' Equity - Additional Information (Detail) (USD $)	12 Months Ended											1 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Preferred Stock	Dec. 31, 2013 Class A common stock	Dec. 31, 2012 Class A common stock	Oct. 02, 2013 Class A common stock Initial Public Offering	Dec. 31, 2013 Class B common stock	Sep. 26, 2013 Class B common stock	Dec. 31, 2012 Class B common stock	Oct. 02, 2013 Class B common stock Initial Public Offering	Sep. 26, 2013 Class B common stock Initial Public Offering	Sep. 26, 2013 Class B common stock Initial Public Offering Convertible Preferred Stock	Sep. 26, 2013 Class B common stock Initial Public Offering Common Stock	Dec. 31, 2012 Series E Preferred Stock	Aug. 31, 2013 Series E Preferred Stock Silicon Valley Bank Aug 2013 Mezzanine Term Loan	Aug. 31, 2013 Series E Preferred Stock TriplePoint Aug 2013 Capital Growth Loan (part III)	Aug. 31, 2013 Series E Preferred Stock Minimum	Dec. 31, 2012 Series D Preferred Stock	Jun. 21, 2013 Series D Preferred Stock TriplePoint June 2013 Capital Growth Loan (part II)
Common stock, par value				$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, par value	$ 0.0001																$ 9.68
Conversion of stock, shares issued												30,368,527	23,316,877
Common stock, shares, outstanding	37,075,000	100,193,000		9,201,000	0		53,043,000		22,694,000		53,685,404
Common stock, shares, issued				9,201,000	0	8,545,000	53,043,000		22,694,000
Overallotment option of shares in connection to Initial Public Offering						1,125,000
Common stock shares sold in connection with Initial Public Offering						80,000
Sale of stock, price per share						$ 13.00
Common stock reserved for future issuance	172,033,000		100,000,000			9,200,774	53,043,000			53,043,295
Preferred stock, shares issued			100,000,000
Shares?issued and outstanding		30,369,000	0											3,097,000				1,737,000
Convertible preferred stock outstanding								30,368,527
Common stock, conversion basis	each share of Class B common stock will convert automatically to Class A common stock upon: (i) the date specified by an affirmative vote or written consent of holders of at least 67% of the outstanding shares of Class B common stock, or (ii) the seven year anniversary of the closing date of the IPO (October 2, 2020)
Preferred stock, shares authorized				1,000,000,000	0		250,000,000		65,000,000
Issuance of warrants to purchase preferred stock															90,324	51,614			33,192
Warrants, exercise price															$ 9.68				$ 6.03
Discount on Issuance of Warrants															$ 866,000				$ 265,000
Term loan																			$ 4,000,000